                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  June 30, 2004
                                               ---------------------------

Check here if Amendment: |_|; Amendment Number:
                                                ----------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kensico Capital Management
     --------------------------------------------------------------------------

Address:  200 Park Ave.
          Suite 3300
          New York NY  10017
--------------------------------------------------------------------------------

Form 13F File Number: 28-
                         -------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Goldsmith
     --------------------------------------------------------------------------

Title:    Director
      -------------------------------------------------------------------------

Phone:    (212) 713-9172
      -------------------------------------------------------------------------


Signature, Place, and Date of Signing:

 /s/ Peter Goldsmith                NY, NY                       8-16-04
---------------------       ----------------------        ---------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-
   --------------------------      --------------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

------    ---------------------------   ----------------------------------

[Repeat as necessary.]







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
       ITEM 1           ITEM 2     ITEM 3     ITEM 4          ITEM 5           ITEM 6               ITEM 7            ITEM 8
------------------    ---------   --------   --------        ---------  ----------------------     --------    --------------------
                       TITLE                  FAIR                                     SHARED                    VOTING AUTHORITY
                        OF        CUSIP      MARKET          SHRS OF     SOLE SHARED   OTHER                   SOLE   SHARED  OTHER
  NAME OF ISSUER       CLASS      NUMBER      VALUE          PRN AMT     (A)   (B)      (C)        MANAGERS    (A)     (B)     (C)
------------------    ---------   --------   --------        -------     ---  ------ ----------    --------    ----   ------  -----
ACTIVCARD S A
 SPONSORED AD          OTC EQ     00506J107    9280514        1281839     X                         KENP      1281839    0      0
AKSYS LTD              OTC EQ     010196103     304326          52200     X                         KENP        52200    0      0
ARMSTRONG WORLD
 INDUSTRIES            OTC EQ     042476606    2386272         160800     X                         KENP       160800    0      0
ALPHASMART INC         OTC EQ     02081F104     270803          48100     X                         KENP        48100    0      0
ARRIS GROUP INC        OTC EQ     04269Q100    6182946        1040900     X                         KENP      1040900    0      0
AVICI SYSTEMS
 INC                   OTC EQ     05367L802    1463800         112600     X                         KENP       112600    0      0
ALLEGHENY ENERGY
 INC                   COMMON     017361106    9048752         587200     X                         KENP       587200    0      0
BERKSHIRE HATHAWAY
 INC-DEL               COMMON     084670108   14409900            162     X                         KENP          162    0      0
BROOKLINE
 BANCORP INC           OTC EQ     11373M107    1010602          68889     X                         KENP        68889    0      0
CENTURY BUSINESS
 SERVICES              OTC EQ     156490104    3803228         872300     X                         KENP       872300    0      0
CHECK POINT
 SOFTWARE TECH         OTC EQ     M22465104   15994274         592600     X                         KENP       592600    0      0
SEACOR SMIT INC        COMMON     811904101   25125324         571940     X                         KENP       571940    0      0
CITIZENS
 COMMUNICATIONS CO     COMMON     17453B101   23824198        1968942     X                         KENP      1968942    0      0
ECHOSTAR
 COMMUNICATIONS CO     OTC EQ     278762109   18625275         605700     X                         KENP       605700    0      0
DICKS SPORTING
 GOODS INC             COMMON     253393102    8851090         265400     X                         KENP       265400    0      0
DSP GROUP INC          OTC EQ     23332B106    6480396         237900     X                         KENP       237900    0      0
DOLLAR THRIFTY
 AUTOMOTIVE            COMMON     256743105    2859248         104200     X                         KENP       104200    0      0
ERIE INDEMNITY
 CO-CL A               OTC EQ     29530P102   20377836         435610     X                         KENP       435610    0      0
ENSCO INTERNATIONAL
 INC                   COMMON     26874Q100    1338600          46000     X                         KENP        46000    0      0
EXULT INC              OTC EQ     302284104   787255.4         146330     X                         KENP       146330    0      0
FOOTSTAR INC           OTC EQ     344912100    3180000         530000     X                         KENP       530000    0      0
GENESIS HEALTHCARE
 CORP                  OTC EQ     37184D101    5983692         206050     X                         KENP       206050    0      0
GEN PROBE INC          OTC EQ     36866T103   16983148         358900     X                         KENP       358900    0      0
GSI COMMCERCE INC      OTC EQ     36238G102    4325411         449160     X                         KENP       449160    0      0
GOODYEAR TIRE &
 RUBBER CO             COMMON     382550101    1787276         196620     X                         KENP       196620    0      0
GETTY REALTY
 CORP NEW              COMMON     374297109    2402780          95500     X                         KENP        95500    0      0
H & R BLOCK INC        COMMON     093671105   23566317         494260     X                         KENP       494260    0      0
INTERGRAPH CORP        OTC EQ     458683109   50846108        1966207     X                         KENP      1966207    0      0
JANUS CAPITAL
 GROUP INC             COMMON     47102X105    4534750         275000     X                         KENP       275000    0      0
KENSEY NASH CORP       OTC EQ     490057106    6037500         175000     X                         KENP       175000    0      0
LIBERATE
 TECHNOLOGIES          OTC EQ     530129105    3101862        1206950     X                         KENP      1206950    0      0
LASERSCOPE             OTC EQ     518081104    8176840         296800     X                         KENP       296800    0      0
MERIT MEDICAL
 SYSTEMS INC           OTC EQ     589889104    3109536         195200     X                         KENP       195200    0      0
MONY GROUP INC         COMMON     615337102   13628020         435400     X                         KENP       435400    0      0
ALTRIA GROUP
 INC                   COMMON     02209S103   22075554         441070     X                         KENP       441070    0      0
VAIL RESORTS INC       COMMON     91879Q109    7556704         394400     X                         KENP       394400    0      0
NAUTILUS GROUP INC     COMMON     63910B102     273140          14000     X                         KENP        14000    0      0
NEIGHBORCARE INC       OTC EQ     64015Y104   16511380         527015     X                         KENP       527015    0      0
NEXTEL
 COMMUNICATIONS
 INC-                  OTC EQ     65332V103   33158642        1243760     X                         KENP      1243760    0      0
ORTHODONTIC
 CENTERS
 OF AMERICA            COMMON     68750P103     491400          60000     X                         KENP        60000    0      0
PROVIDENT FINANCIAL
 SERVIC                COMMON     74386T105     831870          47400     X                         KENP        47400    0      0
PIER 1 IMPORTS INC     COMMON     720279108    5804620         328130     X                         KENP       328130    0      0
ROWAN COMPANIES INC    COMMON     779382100    1727430          71000     X                         KENP        71000    0      0
R R DONNELLEY
 & SONS CO             COMMON     257867101   38384363        1162458     X                         KENP      1162458    0      0
STAAR SURGICAL
 CO NEW                OTC EQ     852312305      56600         441480     X                         KENP       441480    0      0
TXU CORP               COMMON     873168108    4500661         111100     X                         KENP       111100    0      0
UNITEDHEALTH
 GROUP INC             COMMON     91324P102    7980824         128206     X                         KENP       128206    0      0